Note 19 - Borrowings - Borrowings Evolution (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
At the beginning of the year, noncurrent	$ 31,542
Translation differences, noncurrent	1,649
Proceeds and repayments, net, noncurrent	1,510
Interests Accrued less payments, noncurrent	(19)
Reclassifications, noncurrent	(309)
Other Movements, noncurrent	272
Overdrafts variation, noncurrent
At the end of the year, noncurrent	34,645
At the beginning of the year, current	808,694
Translation differences, current	(3,622)
Proceeds and repayments, net, current	105,142
Interests Accrued less payments, current	21,880
Reclassifications, current	309
Other Movements, current
Overdrafts variation, current	(1,189)
At the end of the year, current	$ 931,214